Other Assets - Summary of Other Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other assets [abstract]
Investments receivable and prepaid	¥ 8,885	¥ 15,466
Land use rights	7,906	6,201
Disbursements	4,162	2,705
Automated policy loans	3,269	3,050
Due from related parties	725	987
Prepayments to constructors	504	403
Others	7,986	5,140
Total	33,437	33,952
Current	23,533	25,933
Non-current	9,904	8,019
Total	¥ 33,437	¥ 33,952